Other Investments (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			96 Months Ended	132 Months Ended		1 Months Ended			1 Months Ended
	Feb. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012	Apr. 30, 2011	Apr. 30, 2011 Midas Gold Corp [Member]	Dec. 31, 2013 Midas Gold Corp [Member]	Dec. 31, 2012 Midas Gold Corp [Member]	Apr. 30, 2011 Midas Gold Corp [Member] Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction, (Shares)				30,402,615				30,402,615
Number of shares acquired (in shares)											1,400,000
Aggregate purchase price											$ 3,632
Common stock, shares held (in shares)		82,275,217	81,563,498			81,563,498			31,802,615	31,802,615
Stock Issued During Period, Value, New Issues		477	23,464	30,988	161,148
Total Midas Common Stock Outstanding (in shares)	15,802,615
Percentage of basic shares of subsidiary held	12.40%
Fair value of shares received				78,872			78,872
Deferred income tax benefit/(expense)		15,373	20,147	(35,522)		(2)		29,675
Valuation allowance		43,955	41,817	29,291		41,817	6,086
Unrealized loss on Midas Gold Shares		(48,499)	(50,363)	37,347		(61,515)
Estimated Income Tax Expense (Benefit), for the Period		17,915	19,576
Midas Gold shares held at the end of the period		82,275,217	81,563,498			81,563,498			31,802,615	31,802,615
Fair value at beginning of period		69,489	119,851
Unrealized Gain (Loss) Based on Fair Value at the End of the Period		(48,499)	(50,363)
Fair value at end of period		$ 20,990	$ 69,489	$ 119,851		$ 69,489